SCHEDULE OF MOVEMENT FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 31, 2026 JPY (¥)	Nov. 20, 2025 JPY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year
Additions				140,000
Fair value losses recognized in profit or loss				(39,180)
Balance as of June 30, 2026 (US$’000)			$ 620	100,820
Investment A [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year
Additions		¥ 40,000		40,000
Fair value losses recognized in profit or loss				(26,300)
Balance as of June 30, 2026 (US$’000)			84	13,700
Investment B [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year
Additions	¥ 100,000			100,000
Fair value losses recognized in profit or loss				(12,880)
Balance as of June 30, 2026 (US$’000)			$ 536	¥ 87,120